Vanguard Global Credit Bond Fund

Schedule of Investments (unaudited)
As of July 31, 2019

					Face	Market
					Amount	Value
		Coupon	Maturity Date	Currency	(000)	($000)
Argentina (0.1%)
Sovereign Bonds (0.1%)
	Argentine Republic	6.875%	4/22/21	USD	150	135
	Argentine Republic	6.875%	1/26/27	USD	80	66
Total Argentina (Cost $203)						201
Australia (2.5%)
Corporate Bonds (2.5%)
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	740	540
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	360	272
	Macquarie Group Ltd.	3.250%	12/15/22	AUD	400	282
1	Macquarie Group Ltd., 3M Australian Bank Bill
	Rate + 1.150%	2.450%	12/15/22	AUD	600	412
2,3 National Australia Bank Ltd.		3.933%	8/2/34	USD	1,100	1,106
	Qantas Airways Ltd.	4.400%	10/10/23	AUD	510	380
	Volkswagen Financial Services Australia Pty
	Ltd.	3.100%	4/17/23	AUD	500	352
	Westpac Banking Corp.	3.300%	2/26/24	USD	870	902
	Westpac Banking Corp.	4.110%	7/24/34	USD	110	112
	Westpac Banking Corp.	4.421%	7/24/39	USD	260	271
Total Australia (Cost $4,599)						4,629
Belgium (1.2%)
Corporate Bonds (1.2%)
	Elia System Operator SA/NV (Cost $2,194)	1.375%	1/14/26	EUR	1,900	2,274
Bermuda (0.9%)
Corporate Bonds (0.2%)
	Enstar Group Ltd.	4.950%	6/1/29	USD	375	384

Sovereign Bonds (0.7%)
2	Bermuda	4.750%	2/15/29	USD	1,150	1,292
Total Bermuda (Cost $1,527)						1,676
Brazil (1.5%)
Corporate Bonds (1.2%)
3	Cosan Ltd.	5.500%	9/20/29	USD	550	553
3	Suzano Austria GmbH	7.000%	3/16/47	USD	733	851
	Vale Overseas Ltd.	6.250%	8/10/26	USD	400	454
	Vale SA	3.750%	1/10/23	EUR	300	359
						2,217
Sovereign Bonds (0.3%)
2	Federative Republic of Brazil	4.500%	5/30/29	USD	530	552
Total Brazil (Cost $2,667)						2,769
Canada (2.9%)
Corporate Bonds (1.7%)
3	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	USD	100	100
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	USD	30	31
3	Alimentation Couche-Tard Inc.	3.550%	7/26/27	USD	300	307
3	Alimentation Couche-Tard Inc.	4.500%	7/26/47	USD	130	135

	Bank of Nova Scotia	4.500%	12/16/25	USD	544	586
	Enbridge Inc.	5.500%	12/1/46	USD	160	196
	Husky Energy Inc.	4.400%	4/15/29	USD	475	498
	Nutrien Ltd.	4.125%	3/15/35	USD	70	70
	Nutrien Ltd.	4.900%	6/1/43	USD	65	70
	TransCanada PipeLines Ltd.	3.750%	10/16/23	USD	590	614
	TransCanada PipeLines Ltd.	4.250%	5/15/28	USD	500	541
	TransCanada PipeLines Ltd.	4.875%	5/15/48	USD	60	67
						3,215
Sovereign Bonds (1.2%)
	Canada	2.250%	6/1/25	CAD	1,250	988
	Canada	2.750%	12/1/48	CAD	150	141
3	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	USD	800	851
3	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	USD	350	380
						2,360
Total Canada (Cost $5,332)						5,575
Chile (0.3%)
Sovereign Bonds (0.3%)
	Empresa Nacional del Petroleo (Cost $607)	4.750%	12/6/21	USD	600	629
China (0.3%)
Corporate Bonds (0.0%)
3	Eagle Intermediate Global Holding BV / Ruyi
	US Finance LLC	7.500%	5/1/25	USD	55	52
Sovereign Bonds (0.3%)
	Sinopec Group Overseas Development 2017
	Ltd.	3.250%	9/13/27	USD	500	508
Total China (Cost $557)						560
Colombia (0.5%)
Sovereign Bonds (0.5%)
2	Republic of Colombia	2.625%	3/15/23	USD	400	399
2	Republic of Colombia	4.500%	1/28/26	USD	539	581
Total Colombia (Cost $950)						980
Croatia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Croatia (Cost $160)	1.125%	6/19/29	EUR	140	158
Dominican Republic (0.2%)
Sovereign Bonds (0.2%)
2	Dominican Republic (Cost $451)	7.500%	5/6/21	USD	433	456
El Salvador (0.2%)
Sovereign Bonds (0.2%)
2,3,4Republic of El Salvador (Cost $375)		7.125%	1/20/50	USD	375	375
France (2.9%)
Corporate Bonds (2.9%)
3	Air Liquide Finance SA	2.500%	9/27/26	USD	850	838
	Airbus Finance BV	1.375%	5/13/31	EUR	2,060	2,491
	Total Capital International SA	1.375%	10/4/29	EUR	1,700	2,104

Total France (Cost $5,345)					5,433
Germany (6.2%)
Corporate Bonds (4.6%)
Aroundtown SA	3.250%	7/18/27	GBP	800	1,008
Aroundtown SA	1.625%	1/31/28	EUR	400	460
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	1,100	1,276
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	1,000	1,211
innogy Finance BV	5.750%	2/14/33	EUR	390	702
SAP SE	1.375%	3/13/30	EUR	1,000	1,229
SAP SE	1.625%	3/10/31	EUR	800	1,002
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	1,500	1,841
					8,729
Sovereign Bonds (1.6%)
Federal Republic of Germany	0.000%	10/13/23	EUR	400	458
Federal Republic of Germany	1.750%	2/15/24	EUR	615	760
Federal Republic of Germany	1.000%	8/15/25	EUR	400	490
Federal Republic of Germany	0.250%	2/15/29	EUR	415	492
Federal Republic of Germany	1.250%	8/15/48	EUR	585	856
					3,056
Total Germany (Cost $11,450)					11,785
Honduras (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Honduras (Cost $222)	7.500%	3/15/24	USD	200	221
Hong Kong (0.3%)
Corporate Bonds (0.3%)
3 AIA Group Ltd. (Cost $465)	3.600%	4/9/29	USD	467	489
India (1.0%)
Sovereign Bonds (1.0%)
NTPC Ltd.	3.750%	4/3/24	USD	1,075	1,100
State Bank of India	4.375%	1/24/24	USD	800	842
Total India (Cost $1,928)					1,942
Indonesia (1.2%)
Sovereign Bonds (1.2%)
Republic of Indonesia	5.375%	10/17/23	USD	600	663
Republic of Indonesia	5.875%	1/15/24	USD	900	1,014
Republic of Indonesia	1.450%	9/18/26	EUR	500	580
Total Indonesia (Cost $2,128)					2,257
Ireland (0.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2,3 Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	USD	425	427

Corporate Bonds (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	USD	546	547
Total Ireland (Cost $936)					974
Israel (0.9%)
Sovereign Bonds (0.9%)
State of Israel (Cost $1,719)	2.875%	1/29/24	EUR	1,382	1,726

Italy (0.7%)
Corporate Bonds (0.7%)
Unione di Banche Italiane SPA (Cost $1,364)	1.500%	4/10/24	EUR	1,200	1,348
Japan (2.0%)
Corporate Bonds (2.0%)
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	USD	1,900	1,980
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	USD	700	701
3 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	USD	250	267
3 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	USD	700	803
					3,751
Sovereign Bonds (0.0%)
Japan	1.700%	9/20/33	JPY	6,000	68
Total Japan (Cost $3,649)					3,819
Lithuania (0.6%)
Sovereign Bonds (0.6%)
Republic of Lithuania	6.625%	2/1/22	USD	400	442
Republic of Lithuania	1.625%	6/19/49	EUR	600	745
Total Lithuania (Cost $1,089)					1,187
Luxembourg (1.1%)
Corporate Bonds (1.1%)
Blackstone Property Partners Europe
Holdings Sarl (Cost $1,978)	2.200%	7/24/25	EUR	1,700	2,022
Mexico (3.3%)
Corporate Bonds (0.5%)
Grupo Bimbo SAB de CV	4.500%	1/25/22	USD	1,000	1,035

Sovereign Bonds (2.8%)
Petroleos Mexicanos	6.875%	8/4/26	USD	800	813
Petroleos Mexicanos	6.350%	2/12/48	USD	347	303
1 Petroleos Mexicanos, 3M USD LIBOR +
3.650%	6.101%	3/11/22	USD	850	857
United Mexican States	3.600%	1/30/25	USD	310	318
United Mexican States	5.750%	3/5/26	MXN	33,830	1,616
United Mexican States	1.625%	4/8/26	EUR	1,190	1,361
					5,268
Total Mexico (Cost $6,160)					6,303
Netherlands (2.5%)
Corporate Bonds (2.5%)
Cooperatieve Rabobank UA	3.750%	7/21/26	USD	725	741
1 Cooperatieve Rabobank UA, 3M Australian
Bank Bill Rate + 2.500%	3.677%	7/2/25	AUD	250	173
NIBC Bank NV	3.125%	11/15/23	GBP	1,600	2,012
3 NXP BV / NXP Funding LLC	4.125%	6/1/21	USD	400	409
3 NXP BV / NXP Funding LLC	4.875%	3/1/24	USD	1,250	1,338
3 Trivium Packaging Finance BV	5.500%	8/15/26	USD	10	10
3 Trivium Packaging Finance BV	8.500%	8/15/27	USD	5	5

Total Netherlands (Cost $4,661)					4,688
New Zealand (0.0%)
Corporate Bonds (0.0%)
1,3 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu, 3M
USD LIBOR + 3.500% (Cost $50)	5.803%	7/15/21	USD	50	50
Panama (0.9%)
Sovereign Bonds (0.9%)
2 Republic of Panama (Cost $1,657)	4.000%	9/22/24	USD	1,600	1,700
Peru (0.5%)
Sovereign Bonds (0.5%)
Corp. Financiera de Desarrollo SA	4.750%	7/15/25	USD	300	324
3 Republic of Peru	6.150%	8/12/32	PEN	1,800	616
Total Peru (Cost $911)					940
Romania (0.4%)
Sovereign Bonds (0.4%)
Republic of Romania	4.375%	8/22/23	USD	200	212
3 Republic of Romania	4.625%	4/3/49	EUR	350	481
Total Romania (Cost $681)					693
Russia (0.9%)
Sovereign Bonds (0.9%)
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	USD	400	434
Russian Federation	4.750%	5/27/26	USD	600	643
Russian Federation	5.100%	3/28/35	USD	600	653
Total Russia (Cost $1,670)					1,730
Serbia (0.6%)
Sovereign Bonds (0.6%)
Republic of Serbia (Cost $1,067)	1.500%	6/26/29	EUR	960	1,068
South Africa (1.2%)
Sovereign Bonds (1.2%)
Republic of South Africa	5.875%	9/16/25	USD	300	326
Republic of South Africa	10.500%	12/21/26	ZAR	21,500	1,677
Republic of South Africa	4.850%	9/27/27	USD	300	305
Total South Africa (Cost $2,353)					2,308
Spain (1.0%)
Corporate Bonds (0.5%)
Redexis Gas Finance BV	1.875%	4/27/27	EUR	850	968

Sovereign Bonds (0.5%)
3 Kingdom of Spain	2.700%	10/31/48	EUR	600	896
Total Spain (Cost $1,841)					1,864
Supranational (1.6%)
Sovereign Bonds (1.6%)
5 European Financial Stability Facility	1.750%	10/29/20	EUR	1,000	1,139
European Financial Stability Facility	0.100%	1/19/21	EUR	500	559
European Financial Stability Facility	0.000%	11/17/22	EUR	1,200	1,354

Total Supranational (Cost $3,103)						3,052
Sweden (2.3%)
Corporate Bonds (2.3%)
Svenska Handelsbanken AB		3.900%	11/20/23	USD	630	667
Swedbank AB		1.625%	12/28/22	GBP	3,000	3,689
Total Sweden (Cost $4,479)						4,356
Switzerland (1.0%)
Corporate Bonds (1.0%)
3 Nestle Holdings Inc.		4.000%	9/24/48	USD	600	660
3 UBS Group Funding Jersey Ltd.		2.650%	2/1/22	USD	400	401
3 UBS Group Funding Switzerland AG		4.125%	9/24/25	USD	700	746
Total Switzerland (Cost $1,683)						1,807
United Kingdom (6.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
1,2,3DELAM 2018-1, 1M USD LIBOR + 0.700%		2.998%	11/19/25	USD	400	400

Corporate Bonds (5.2%)
AstraZeneca plc		4.000%	1/17/29	USD	225	245
2 Barclays plc		3.932%	5/7/25	USD	700	707
BAT Capital Corp.		2.125%	8/15/25	GBP	800	980
BAT International Finance plc		2.750%	3/25/25	EUR	1,000	1,247
BP Capital Markets plc		3.279%	9/19/27	USD	85	88
Experian Finance plc		1.375%	6/25/26	EUR	1,700	1,998
2 HSBC Holdings plc		3.803%	3/11/25	USD	500	516
2 HSBC Holdings plc		3.973%	5/22/30	USD	500	522
Motability Operations Group plc		3.625%	3/10/36	GBP	760	1,123
2 Nationwide Building Society		2.000%	7/25/29	EUR	460	508
Pension Insurance Corp. plc		8.000%	11/23/26	GBP	450	664
2 Royal Bank of Scotland Group plc		4.269%	3/22/25	USD	470	481
Vodafone Group plc		4.125%	5/30/25	USD	400	426
Vodafone Group plc		4.375%	5/30/28	USD	340	369
						9,874
Sovereign Bonds (1.1%)
United Kingdom		1.625%	10/22/28	GBP	1,401	1,858
United Kingdom		1.750%	9/7/37	GBP	75	100
United Kingdom		1.500%	7/22/47	GBP	120	152
						2,110
Total United Kingdom (Cost $12,370)						12,384
United States (45.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (3.2%)
2	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	USD	200	205
2	BANK 2018 - BN15	4.407%	11/15/61	USD	215	245
2	BANK 2019 - BN17	3.714%	4/15/52	USD	10	11
2	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	USD	250	264
2	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	USD	320	356
2	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	USD	135	144
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	USD	75	81
2	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	USD	135	143
2	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	USD	10	10

2	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	USD	10	11
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	USD	300	310
2,3	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	USD	97	100
1,2,3,6	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	3.016%	9/25/31	USD	351	352
2,3	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	USD	150	150
2,3,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.742%	2/25/48	USD	143	144
2,3,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	USD	209	210
2,3	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	USD	300	304
3	GTP Acquisition Partners I LLC	2.350%	6/15/20	USD	550	547
2,3	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	USD	199	210
2,3	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	USD	203	208
2	JPMBB Commercial Mortgage
	Securities Trust 2014-C19	3.997%	4/15/47	USD	75	80
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	USD	14	15
2	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	USD	125	126
2,3	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	USD	700	727
2,3	Progress Residential 2017-SFR1 Trust	2.768%	8/17/34	USD	279	280
2,3	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	USD	25	26
2,3	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	USD	100	102
2,3	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	USD	100	102
2,3	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	USD	167	172
2	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	USD	30	32
2	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	USD	100	104
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	USD	260	277
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	USD	20	22
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	USD	10	11
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	USD	50	53
						6,134
Corporate Bonds (40.0%)
	AbbVie Inc.	3.600%	5/14/25	USD	1,150	1,185
	AbbVie Inc.	4.875%	11/14/48	USD	285	301
	AEP Transmission Co. LLC	4.250%	9/15/48	USD	345	384
	Aflac Inc.	3.250%	3/17/25	USD	410	423
	Allina Health System	3.887%	4/15/49	USD	175	187
3	Allison Transmission Inc.	4.750%	10/1/27	USD	70	70
3	Allison Transmission Inc.	5.875%	6/1/29	USD	15	16
	Altria Group Inc.	4.400%	2/14/26	USD	426	454
	American Axle & Manufacturing Inc.	6.500%	4/1/27	USD	20	20
	American Express Co.	2.500%	7/30/24	USD	750	747
	Amgen Inc.	3.200%	11/2/27	USD	255	261
	Amgen Inc.	4.563%	6/15/48	USD	120	130

Anadarko Petroleum Corp.	5.550%	3/15/26	USD	90	101
Anadarko Petroleum Corp.	6.450%	9/15/36	USD	25	30
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	USD	200	227
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	USD	325	369
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	USD	280	302
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	USD	100	97
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	USD	200	247
Appalachian Power Co.	4.500%	3/1/49	USD	231	266
Apple Inc.	3.350%	2/9/27	USD	500	526
7 Apple Inc.	3.850%	8/4/46	USD	721	770
Aramark Services Inc.	4.750%	6/1/26	USD	60	62
AT&T Inc.	3.400%	5/15/25	USD	1,440	1,481
AT&T Inc.	4.500%	3/9/48	USD	55	56
Ball Corp.	4.875%	3/15/26	USD	10	11
Bank of America Corp.	3.950%	4/21/25	USD	530	555
2 Bank of America Corp.	3.366%	1/23/26	USD	890	917
2 Bank of America Corp.	3.824%	1/20/28	USD	250	264
2 Bank of America Corp.	3.974%	2/7/30	USD	660	706
3 Bausch Health Cos. Inc.	7.000%	3/15/24	USD	15	16
3 Bausch Health Cos. Inc.	5.750%	8/15/27	USD	10	11
3 Bausch Health Cos. Inc.	7.000%	1/15/28	USD	15	16
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	1,300	1,538
3 Berry Global Inc.	4.875%	7/15/26	USD	20	21
BlackRock Inc.	3.250%	4/30/29	USD	678	709
Boeing Co.	3.500%	3/1/39	USD	425	424
BP Capital Markets America Inc.	3.796%	9/21/25	USD	335	357
BP Capital Markets America Inc.	3.410%	2/11/26	USD	200	209
BP Capital Markets America Inc.	3.017%	1/16/27	USD	220	225
BP Capital Markets America Inc.	3.588%	4/14/27	USD	250	263
3 Bristol-Myers Squibb Co.	3.200%	6/15/26	USD	590	610
3 Bristol-Myers Squibb Co.	3.400%	7/26/29	USD	300	313
Brixmor Operating Partnership LP	4.125%	5/15/29	USD	505	531
3 Broadcom Inc.	4.250%	4/15/26	USD	150	151
Burlington Northern Santa Fe LLC	3.550%	2/15/50	USD	525	528
Camden Property Trust	3.150%	7/1/29	USD	530	541
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	6/1/29	USD	10	10
3 CDK Global Inc.	5.250%	5/15/29	USD	20	21
Celgene Corp.	4.550%	2/20/48	USD	150	169
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	USD	1,500	1,528
3 CFX Escrow Corp.	6.375%	2/15/26	USD	15	16
Charles Schwab Corp.	3.850%	5/21/25	USD	810	865
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	USD	290	300
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	USD	50	54
3 Churchill Downs Inc.	5.500%	4/1/27	USD	10	10
3 Churchill Downs Inc.	4.750%	1/15/28	USD	50	50
3 Cigna Corp.	4.800%	8/15/38	USD	255	277
Cimarex Energy Co.	3.900%	5/15/27	USD	25	25
Cimarex Energy Co.	4.375%	3/15/29	USD	45	47
2 Citigroup Inc.	4.044%	6/1/24	USD	1,242	1,304
3 Clean Harbors Inc.	4.875%	7/15/27	USD	15	15
3 Clean Harbors Inc.	5.125%	7/15/29	USD	15	16
Comcast Corp.	4.400%	8/15/35	USD	325	365
Comcast Corp.	4.700%	10/15/48	USD	899	1,054
Commonwealth Edison Co.	3.800%	10/1/42	USD	165	174

Commonwealth Edison Co.	3.750%	8/15/47	USD	130	137
3 CommScope Finance LLC	8.250%	3/1/27	USD	25	25
Concho Resources Inc.	3.750%	10/1/27	USD	150	154
Concho Resources Inc.	4.850%	8/15/48	USD	75	83
ConocoPhillips Co.	4.300%	11/15/44	USD	400	448
Constellation Brands Inc.	3.150%	8/1/29	USD	125	125
Crown Castle International Corp.	3.700%	6/15/26	USD	1,735	1,810
3 CSC Holdings LLC	5.375%	2/1/28	USD	75	78
CSX Corp.	4.250%	3/15/29	USD	415	461
CSX Corp.	4.750%	11/15/48	USD	207	240
CVS Health Corp.	5.050%	3/25/48	USD	814	879
DaVita Inc.	5.125%	7/15/24	USD	25	25
Devon Energy Corp.	5.000%	6/15/45	USD	281	318
3 Diamondback Energy Inc.	4.750%	11/1/24	USD	45	46
Diamondback Energy Inc.	4.750%	11/1/24	USD	26	27
Discovery Communications LLC	5.300%	5/15/49	USD	525	559
3 Dow Chemical Co.	3.625%	5/15/26	USD	160	165
Dow Chemical Co.	4.375%	11/15/42	USD	110	111
DTE Energy Co.	2.600%	6/15/22	USD	730	727
DTE Energy Co.	3.800%	3/15/27	USD	230	242
DTE Energy Co.	3.400%	6/15/29	USD	215	217
Duke Energy Carolinas LLC	4.250%	12/15/41	USD	130	145
Duke Energy Corp.	3.400%	6/15/29	USD	295	304
Duke Energy Florida LLC	3.400%	10/1/46	USD	65	64
Duke Energy Progress LLC	4.100%	5/15/42	USD	130	142
DuPont de Nemours Inc.	4.725%	11/15/28	USD	160	180
DuPont de Nemours Inc.	5.319%	11/15/38	USD	150	176
Eastman Chemical Co.	4.500%	12/1/28	USD	80	87
Eastman Chemical Co.	4.650%	10/15/44	USD	30	31
Energy Transfer Operating LP	5.500%	6/1/27	USD	147	165
Energy Transfer Operating LP	6.250%	4/15/49	USD	270	320
Energy Transfer Partners LP	4.950%	6/15/28	USD	200	218
Energy Transfer Partners LP	5.800%	6/15/38	USD	125	140
Entergy Louisiana LLC	3.250%	4/1/28	USD	625	650
Entergy Louisiana LLC	4.000%	3/15/33	USD	600	666
Enterprise Products Operating LLC	4.050%	2/15/22	USD	985	1,024
Enterprise Products Operating LLC	3.125%	7/31/29	USD	205	205
Enterprise Products Operating LLC	5.950%	2/1/41	USD	160	199
Enterprise Products Operating LLC	4.800%	2/1/49	USD	75	83
EQT Corp.	3.900%	10/1/27	USD	40	36
Equinix Inc.	5.375%	5/15/27	USD	15	16
FedEx Corp.	4.950%	10/17/48	USD	120	133
3 FirstEnergy Transmission LLC	4.350%	1/15/25	USD	1,000	1,073
Fiserv Inc.	2.750%	7/1/24	USD	350	352
Fiserv Inc.	3.200%	7/1/26	USD	350	358
3 Fox Corp.	5.576%	1/25/49	USD	200	244
General Motors Co.	5.200%	4/1/45	USD	100	97
General Motors Financial Co. Inc.	3.150%	6/30/22	USD	400	402
General Motors Financial Co. Inc.	3.500%	11/7/24	USD	700	702
General Motors Financial Co. Inc.	4.350%	1/17/27	USD	108	110
Gilead Sciences Inc.	3.650%	3/1/26	USD	1,000	1,054
Goldman Sachs Group Inc.	3.750%	5/22/25	USD	700	731
2 Goldman Sachs Group Inc.	4.223%	5/1/29	USD	250	269
1 Goldman Sachs Group Inc., 3M Australian
Bank Bill Rate + 1.550%	3.100%	5/2/24	AUD	300	208
HCA Inc.	5.250%	6/15/26	USD	175	193
HCA Inc.	5.375%	9/1/26	USD	45	49

HCA Inc.	5.625%	9/1/28	USD	10	11
HCA Inc.	4.125%	6/15/29	USD	265	271
HCA Inc.	5.250%	6/15/49	USD	150	158
HCP Inc.	3.250%	7/15/26	USD	195	197
HCP Inc.	3.500%	7/15/29	USD	160	161
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	USD	40	41
Home Depot Inc.	3.900%	12/6/28	USD	696	769
7 Illinois Tool Works Inc.	2.650%	11/15/26	USD	1,150	1,166
Intel Corp.	3.700%	7/29/25	USD	400	426
Intel Corp.	3.734%	12/8/47	USD	300	317
8 International Business Machines Corp.	3.300%	5/15/26	USD	820	851
Johnson Controls International plc	5.125%	9/14/45	USD	28	31
JPMorgan Chase & Co.	2.295%	8/15/21	USD	290	289
2 JPMorgan Chase & Co.	3.540%	5/1/28	USD	1,298	1,355
2 JPMorgan Chase & Co.	3.509%	1/23/29	USD	30	31
Kaiser Foundation Hospitals	3.150%	5/1/27	USD	647	668
Kinder Morgan Energy Partners LP	5.000%	10/1/21	USD	500	522
Kinder Morgan Energy Partners LP	5.800%	3/15/35	USD	60	70
Lam Research Corp.	3.750%	3/15/26	USD	200	210
Lennar Corp.	5.250%	6/1/26	USD	40	43
Lincoln National Corp.	3.800%	3/1/28	USD	337	353
Lincoln National Corp.	4.350%	3/1/48	USD	200	211
Lockheed Martin Corp.	3.800%	3/1/45	USD	535	569
Lowe's Cos. Inc.	3.100%	5/3/27	USD	580	589
Marathon Petroleum Corp.	3.800%	4/1/28	USD	225	229
Marathon Petroleum Corp.	4.750%	9/15/44	USD	80	84
3 Masonite International Corp.	5.375%	2/1/28	USD	10	10
Mastercard Inc.	3.650%	6/1/49	USD	345	368
Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	580	664
Merck & Co. Inc.	3.400%	3/7/29	USD	310	330
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	4.500%	9/1/26	USD	45	46
Mid-America Apartments LP	3.950%	3/15/29	USD	510	543
3 Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	USD	644	695
2 Morgan Stanley	2.720%	7/22/25	USD	500	501
2 Morgan Stanley	3.591%	7/22/28	USD	275	285
MPLX LP	4.500%	4/15/38	USD	145	146
3 Mueller Water Products Inc.	5.500%	6/15/26	USD	75	78
Mylan NV	3.125%	11/22/28	EUR	1,130	1,417
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	USD	250	285
Netflix Inc.	4.375%	11/15/26	USD	35	35
3 Nexstar Escrow Inc.	5.625%	7/15/27	USD	10	10
Norfolk Southern Corp.	4.100%	5/15/49	USD	75	80
Northrop Grumman Corp.	4.030%	10/15/47	USD	85	90
3 NRG Energy Inc.	5.250%	6/15/29	USD	20	21
Omega Healthcare Investors Inc.	5.250%	1/15/26	USD	886	961
Omega Healthcare Investors Inc.	4.750%	1/15/28	USD	142	151
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	USD	320	332
Owens Corning	3.950%	8/15/29	USD	220	220
PacifiCorp	4.150%	2/15/50	USD	200	225
3 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	USD	25	25
3 Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	USD	10	10
3 Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	USD	25	26
PECO Energy Co.	4.150%	10/1/44	USD	130	144

3 Performance Food Group Inc.	5.500%	6/1/24	USD	35	35
Pfizer Inc.	3.600%	9/15/28	USD	285	304
Philip Morris International Inc.	0.800%	8/1/31	EUR	715	778
PNC Financial Services Group Inc.	3.150%	5/19/27	USD	33	34
PNC Financial Services Group Inc.	3.450%	4/23/29	USD	316	331
3 Post Holdings Inc.	5.500%	12/15/29	USD	20	20
Precision Castparts Corp.	2.500%	1/15/23	USD	1,050	1,056
Principal Financial Group Inc.	3.700%	5/15/29	USD	105	111
Public Storage	3.385%	5/1/29	USD	225	237
PulteGroup Inc.	5.500%	3/1/26	USD	15	16
QUALCOMM Inc.	3.450%	5/20/25	USD	600	624
Realty Income Corp.	3.875%	4/15/25	USD	350	373
Realty Income Corp.	3.250%	6/15/29	USD	235	241
3 Resideo Funding Inc.	6.125%	11/1/26	USD	45	47
Reynolds American Inc.	4.450%	6/12/25	USD	665	705
Rockwell Collins Inc.	3.500%	3/15/27	USD	525	551
Sabine Pass Liquefaction LLC	5.875%	6/30/26	USD	220	250
3 Sirius XM Radio Inc.	4.625%	7/15/24	USD	25	26
Sprint Corp.	7.125%	6/15/24	USD	10	11
Sprint Corp.	7.625%	2/15/25	USD	10	11
3 SS&C Technologies Inc.	5.500%	9/30/27	USD	40	42
SunTrust Bank	2.800%	5/17/22	USD	500	505
T-Mobile USA Inc.	4.750%	2/1/28	USD	30	31
3 Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.	4.750%	10/1/23	USD	15	15
3 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	USD	40	43
Thermo Fisher Scientific Inc.	2.950%	9/19/26	USD	300	304
TransDigm Inc.	6.500%	7/15/24	USD	20	21
3 TransDigm Inc.	6.250%	3/15/26	USD	65	68
Tyson Foods Inc.	5.100%	9/28/48	USD	315	359
Union Electric Co.	4.000%	4/1/48	USD	65	71
Union Pacific Corp.	3.550%	8/15/39	USD	85	86
Union Pacific Corp.	4.500%	9/10/48	USD	215	244
United Rentals North America Inc.	4.625%	10/15/25	USD	65	66
United Technologies Corp.	4.625%	11/16/48	USD	290	342
UnitedHealth Group Inc.	3.500%	8/15/39	USD	1,070	1,071
Valero Energy Corp.	3.400%	9/15/26	USD	200	204
Valero Energy Corp.	4.900%	3/15/45	USD	100	110
Verisk Analytics Inc.	4.000%	6/15/25	USD	550	588
Verisk Analytics Inc.	4.125%	3/15/29	USD	135	146
Verizon Communications Inc.	4.125%	3/16/27	USD	1,890	2,046
Verizon Communications Inc.	4.400%	11/1/34	USD	175	194
Verizon Communications Inc.	4.522%	9/15/48	USD	555	611
Virginia Electric & Power Co.	3.150%	1/15/26	USD	75	77
Virginia Electric & Power Co.	2.950%	11/15/26	USD	940	962
3 Vistra Operations Co. LLC	5.000%	7/31/27	USD	30	31
3 Walt Disney Co.	6.650%	11/15/37	USD	160	230
Wells Fargo & Co.	4.150%	1/24/29	USD	683	744
Western Digital Corp.	4.750%	2/15/26	USD	30	30
Western Midstream Operating LP	4.500%	3/1/28	USD	30	30
Williams Cos. Inc.	4.850%	3/1/48	USD	60	64
WRKCo Inc.	4.650%	3/15/26	USD	430	468
WRKCo Inc.	3.900%	6/1/28	USD	270	278
2 XLIT Ltd.	3.250%	6/29/47	EUR	900	1,095
					75,888

Taxable Municipal Bonds (0.1%)
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	USD	99	134

U.S. Government and Agency Obligations (2.3%)
United States Treasury Inflation Indexed
Bonds	0.250%	7/15/29	USD	2,800	2,800
United States Treasury Note/Bond	4.500%	2/15/36	USD	905	1,193
9 United States Treasury Note/Bond	3.125%	5/15/48	USD	300	336
					4,329
Total United States (Cost $83,359)					86,485

					Shares
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
10 Vanguard Market Liquidity Fund
(Cost $4,547)		2.386%		USD	45,461	4,547

					Notional
		Expiration	Exercise		Amount
Counterparty		Date	Price	Currency	(000)
Options Purchased (0.1%)
Foreign Currency Options (0.0%)
Put Options
USD	BNPSW	7/21/22	JPY 95.100	USD	7,100	190

					Notional
					Amount on
					Underlying
			Exercise		Swap
			Rate	Currency	(000)
Over-the-Counter Swaptions (0.1%)
Put Swaptions
5-Year CDX-NA-IG-S32-V1 Credit
Protection Sold, Receives 1.000%
Quarterly	BARC	8/21/19	0.600%	USD	385	—
5-Year CDX-NA-IG-S32-V1 Credit
Protection Sold, Receives 1.000%
Quarterly	JPMC	9/18/19	0.700%	USD	750	—
						—
Total Options Purchased (Cost $212)						190
Total Investments (99.0%) (Cost $182,699)						187,650
Other Assets and Liabilities-Net (1.0%)						1,957
Net Assets (100%)						189,607
1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $21,913,000, representing 11.6% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.

5 Guaranteed by multiple countries.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $973,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $191,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.
9 Securities with a value of $167,000 have been segregated as initial margin for open centrally cleared swap contracts.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian new sol.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)

Over-the-Counter Swaptions

Call Swaptions
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	8/21/19	0.550%	765	(1)

Put Swaptions
5-Year CDX-NA-IG-S32-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	8/21/19	0.550%	765	(1)
Total Options Written (Premiums
Received $2)					(2)

Global Credit Bond Fund

JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
								Value and
				Number of				Unrealized
					Long		Notional	Appreciation
					(Short)		Amount	(Depreciation)
			Expiration		Contracts		(000)	($000)
Long Futures Contracts
2-Year U.S. Treasury Note			September 2019		109	USD	23,370	41
Euro-Bobl			September 2019		45	EUR	6,075	31
30-Year U.S. Treasury Bond			September 2019		36	USD	5,601	38
Euro-Schatz			September 2019		46	EUR	5,167	11
10-Year Canadian Government Bond			September 2019		27	CAD	3,842	9
Long Gilt			September 2019		27	GBP	3,586	21
Ultra Long U.S. Treasury Bond			September 2019		14	USD	2,486	47
AUD 10-Year Treasury Bond			September 2019		3	AUD	436	5
								203

Short Futures Contracts
10-Year U.S. Treasury Note			September 2019		(132)	USD	(16,820)	9
Ultra 10-Year U.S. Treasury Note			September 2019		(91)	USD	(12,544)	(32)
Euro-Bund			September 2019		(70)	EUR	(12,255)	(71)
5-Year U.S. Treasury Note			September 2019		(24)	USD	(2,821)	13
AUD 3-Year Treasury Bond			September 2019		(13)	AUD	(1,501)	(6)
Euro-Buxl			September 2019		(4)	EUR	(836)	(18)
								(105)
								98

Forward Currency Contracts
	Contract					Unrealized		Unrealized
	Settlement		Contract Amount (000)				Appreciation	(Depreciation
Counterparty	Date		Receive		Deliver		($000)	($000)
Barclays Bank plc	9/18/19	EUR	5,417	USD	6,114		—	(93)
Morgan Stanley
Capital Services
LLC	8/2/19	EUR	2,910	USD	3,271		—	(51)
Morgan Stanley
Capital Services
LLC	8/2/19	GBP	1,960	USD	2,457		—	(72)
BNP Paribas	8/2/19	EUR	937	USD	1,044		—	(7)
Goldman Sachs Bank
USA	8/2/19	EUR	853	USD	961		—	(18)
BNP Paribas	9/18/19	JPY	29,156	USD	271			(2)

Global Credit Bond Fund

						—

BNP Paribas	8/29/19	JPY	19,259	USD	178	—	(1)

BNP Paribas	9/18/19	EUR	80	USD	90	—	(1)

BNP Paribas	9/18/19	SEK	824	USD	88	—	(3)

BNP Paribas	9/18/19	NOK	755	USD	88	—	(3)
Goldman Sachs Bank
USA	9/18/19	EUR	42	USD	47	—	—
Goldman Sachs Bank
USA	8/2/19	GBP	38	USD	47	—	(1)
JPMorgan Chase
Bank, N.A.	8/2/19	EUR	30	USD	34	—	—
JPMorgan Chase
Bank, N.A.	8/2/19	GBP	21	USD	26	—	(1)
Morgan Stanley
Capital Services
LLC	8/1/19	CAD	13	USD	10	—	—

BNP Paribas	9/18/19	AUD	386	NZD	402	—	—

BNP Paribas	9/18/19	CAD	237	NZD	270	3	—
Goldman Sachs Bank
USA	9/18/19	NZD	201	AUD	193	—	—

BNP Paribas	9/18/19	NZD	135	CAD	117	—	—
Morgan Stanley
Capital Services
LLC	9/3/19	USD	45,932	EUR	41,150	247	—
Morgan Stanley
Capital Services
LLC	8/2/19	USD	43,408	EUR	38,024	1,316	—
Goldman Sachs Bank
USA	8/2/19	USD	12,189	GBP	9,590	526	—
Morgan Stanley
Capital Services
LLC	9/3/19	USD	11,608	GBP	9,465	77	—
Goldman Sachs Bank
USA	8/2/19	USD	4,296	EUR	3,843	43	—

BNP Paribas	8/2/19	USD	2,700	EUR	2,397	46	—
Morgan Stanley
Capital Services
LLC	9/3/19	USD	2,388	AUD	3,461	19	—

BNP Paribas	8/2/19	USD	2,040	GBP	1,616	74	—
Goldman Sachs Bank
USA	8/2/19	USD	1,952	AUD	2,779	52	—
Goldman Sachs Bank
USA	8/12/19	USD	1,733	ZAR	24,441	32	—
Morgan Stanley
Capital Services
LLC	9/4/19	USD	1,597	MXN	30,494	16	—
Goldman Sachs Bank
USA	8/2/19	USD	1,579	MXN	30,494	—	(12)
Goldman Sachs Bank
USA	9/18/19	USD	1,135	EUR	1,006	16	—

Global Credit Bond Fund

JPMorgan Chase
Bank, N.A.	9/18/19	USD	1,106	CAD	1,443	11	—
JPMorgan Chase
Bank, N.A.	8/2/19	USD	874	EUR	780	10	—

BNP Paribas	9/18/19	USD	737	EUR	658	6	—

BNP Paribas	8/8/19	USD	650	PEN	2,138	3	—
JPMorgan Chase
Bank, N.A.	8/2/19	USD	479	AUD	684	11	—
Morgan Stanley
Capital Services
LLC	8/2/19	USD	361	GBP	285	13	—
Morgan Stanley
Capital Services
LLC	9/18/19	USD	212	AUD	302	5	—

Barclays Bank plc	8/2/19	USD	186	EUR	166	3	—

BNP Paribas	9/18/19	USD	90	JPY	9,637	1	—
Morgan Stanley
Capital Services
LLC	9/3/19	USD	80	JPY	8,684	—	—
Goldman Sachs Bank
USA	8/2/19	USD	80	JPY	8,618	1	—

BNP Paribas	9/18/19	USD	44	SEK	412	1	—

BNP Paribas	9/18/19	USD	43	NOK	375	1	—

BNP Paribas	9/18/19	USD	43	SEK	412	—	—

BNP Paribas	9/18/19	USD	43	NOK	380	—	—
JPMorgan Chase
Bank, N.A.	8/2/19	USD	8	GBP	6	—	—
JPMorgan Chase
Bank, N.A.	9/18/19	USD	3	NZD	5	—	—

						2,533	(265)

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	95	5.000	7	—
CDX-NA-IG-S32-V1	6/20/24	USD	663	1.000	14	—
CDX-NA-IG-S32-V1	6/20/29	USD	100	1.000	—	1
						1

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	290	(1.000)	(6)	—
iTraxx Europe-S31-V1	6/20/24	EUR	690	(1.000)	(19)	(3)

Global Credit Bond Fund

(3)
(2)
1 Periodic premium received/paid quarterly.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)2	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
Bayerische
Motoren Werke
AG	6/20/24	BARC	3,500[1]	(1.000)	(103)	92	—	(11)
Deutsche Bank
AG	6/20/24	GSI	1,400[1]	(1.000)	32	(46)	—	(14)
Federative
Republic of
Brazil	6/20/24	JPMC	900	(1.000)	10	(33)	—	(23)
LafargeHolcim
Ltd.	6/20/24	BNPSW	700[1]	(1.000)	(16)	3	—	(13)
Republic of
Colombia	6/20/24	BNPSW	4,000	(1.000)	(30)	3	—	(27)
Republic of
Colombia	6/20/24	JPMC	650	(1.000)	(5)	(5)	—	(10)
Republic of
Indonesia	6/20/24	BARC	500	(1.000)	(5)	3	—	(2)
Republic of
South Africa	6/20/24	MSCS	850	(1.000)	28	(38)	—	(10)
Societe
Generale SA	6/20/24	JPMC	1,400[1]	(1.000)	(26)	8	—	(18)
United Mexican
States	6/20/24	BNPSW	770	(1.000)	5	(11)	—	(6)
United Mexican
States	6/20/24	BNPSW	448	(1.000)	3	(7)	—	(4)
United Mexican
States	6/20/24	BNPSW	385	(1.000)	2	(4)	—	(2)

Global Credit Bond Fund

United Mexican
States	6/20/24	JPMC	555	(1.000)	4	(6)	—	(2)
Total					(101)	(41)	—	(142)
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At July 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $765,000 and cash of $970,000 in connection with open forward currency contracts and over-the-counter swap contracts.
After July 31, 2019, the counterparties posted additional collateral of $210,000 in connection with open forward currency contracts and over-the-counter swap contracts as of July 31, 2019.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of

Global Credit Bond Fund

changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund

Global Credit Bond Fund

has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The

Global Credit Bond Fund

fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options on foreign currency and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fundloses an amount equal to the market value of the option written less the premium received.

Options on foreign currency and swaps (swaptions) are transacted over-the-
counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total

Global Credit Bond Fund

return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength.

Options and swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	37,733	—
Corporate Bonds	—	133,756	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	6,961	—
Taxable Municipal Bonds	—	134	—
U.S. Government and Agency Obligations	—	4,329	—

Global Credit Bond Fund

Temporary Cash Investments	4,547	—	—
Options Purchased	—	190	—
Options Written	—	(2)	—
Futures Contracts—Assets[1]	83	—	—
Futures Contracts—Liabilities[1]	(153)	—	—
Forward Currency Contracts—Assets	—	2,533	—
Forward Currency Contracts—Liabilities	—	(265)	—
Swap Contracts—Assets	—[1]	—	—
Swap Contracts—Liabilities	(2)[1]	(142)	—
Total	4,475	185,227	—
1 Represents variation margin on the last day of the reporting period.